UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 1, 2012 to November 30, 2012

Commission File Number of issuing entity: 333-163392-16

Ally Auto Receivables Trust 2012-5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-163392

Ally Auto Assets LLC
(Exact name of depositor as specified in its charter)

Ally Bank
(Exact name of sponsor as specified in its charter)

DELAWARE	90-6221875
(State or other jurisdiction of incorporation or organization of the	(I.R.S. Employer Identification No.)
issuing entity)

Ally Auto Assets LLC	48265
200 Renaissance Center, Detroit, Michigan	(Zip Code)
(Address of principal executive offices of the issuing entity)

(313) 656-5500
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))
Class A-1			X
Class A-2			X
Class A-3			X
Class A-4			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☐ No ☒

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information
This amendment relates to the Form 10-D filed with the Securities and Exchange Commission on December 28, 2012 for the Collection Period from November 1, 2012 to November 30, 2012. An addition to the Reserve Account of $.01 was incorrectly reported in Section 7 of the Statement to Securityholder attached to the Form 10-D as Exhibit 99, which resulted in the ending balance of the Reserve Account being incorrectly reported. The correct ending balance of the Reserve Account, as well as revised disclosure to reflect that no additions were made to the Reserve Account for the Collection Period from November 1, 2012 to November 30, 2012, are reported in Section 7 of the revised Statement to Securityholder attached to this Form 10-D/A as Exhibit 99. This Form 10-D/A does not update any other disclosures to reflect developments since the initial filing and no other amendments were made.

Item 9. Exhibits

EXHIBIT NO.	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from November 1, 2012 to November 30, 2012

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Ally Auto Receivables Trust 2012-5
(Issuing Entity)

by: Ally Financial Inc.
(Servicer, not in its individual capacity but
solely as Servicer on behalf of the Issuing Entity)

/s/ David J DeBrunner
David J DeBrunner,
Vice President, Controller
and Chief Accounting Officer

Date:  February 19, 2013

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from November 1, 2012 to November 30, 2012

4